Share-based payments - Class A share-based payments (Details) - Class A share-based payments - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Outstanding at the beginning		0	60	60	900	0
Granted		0	0	0	0	1,100
Vested		0	60	0	840	200
Forfeited		0	0	0	0	0
Outstanding at the end		0	0	60	60	900
Outstanding at the beginning (in dollars)		$ 0	$ 80,000	$ 80,000	$ 1,314,000	$ 0
Granted (in dollars)		0	0	0	0	1,613,000
Vested (in dollars)		0	80,000	0	1,234,000	299,000
Forfeited (in dollars)		0	0	0	0	0
Outstanding at the end (in dollars)		$ 0	$ 0	$ 80,000	$ 80,000	$ 1,314,000